Guarantor And Nonguarantor Statements Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Cash flows from operating activities
Net cash provided by (used in) operating activities	$ 141,727	$ 62,384	$ 202,853	$ 204,212	$ 256,978
Cash flows from investing activities
Intercompany accounts receivable/payable	0	0	0	0	0
Investment in subsidiaries	0	0
Intercompany loans				0
Repayments of intercompany loans			0	0	0
Capital expenditures	(62,722)	(49,796)	(78,279)	(117,306)	(81,272)
Sale of plant assets	6,853	570	570	7,900
Net cash (used in) provided by investing activities	(55,869)	(49,226)	(77,709)	(109,406)	(81,272)
Cash flows from financing activities
Equity contributions	624,258	842,625	842,625	558	626
Proceeds from bond offering					400,000
Parent reduction in investment in subsidiary	0	0	0	0	0
Repurchases of equity	(191)	(846)	(877)	(1,624)	(1,282)
Dividends paid	(20,831)
Proceeds from notes offering	350,000
Proceeds from bank term loans	1,625,925	842,625	842,625		442,300
Repayments of long-term obligations	(1,732,071)	(625,172)	(632,025)	(57,547)	(946,558)
Repurchase of notes	(899,180)	(373,255)	(373,255)
Proceeds from short-term borrowing	2,408	1,216	4,294	3,070	3,409
Repayments of short-term borrowing	(3,481)	(2,364)	(3,864)	(2,954)	(3,049)
Borrowings under revolving credit facility		5,000	40,000
Repayments of revolving credit facility		(5,000)	(40,000)
Intercompany accounts receivable/payable	0	0	0	0	0
Proceeds from Intercompany loans				0
Repayments of intercompany loans		0	0	0	0
Repayment of capital lease obligations	(2,320)	(2,803)	(3,511)	(2,543)	(2,658)
Debt acquisition costs	(12,491)	(17,414)	(17,498)	(721)	(13,370)
Repayment of notes receivable from officers					565
Other financing				2,730
Changes in bank overdrafts		19,327			(14,304)
Net cash (used in) provided by financing activities	(67,974)	(158,686)	(184,111)	(59,031)	(134,321)
Effect of exchange rate changes on cash	238	388	217	(30)	27
Net change in cash and cash equivalents	18,122	(145,140)	(58,750)	35,745	41,412
Cash and cash equivalents-beginning of period	92,281	151,031	151,031	115,286	73,874
Cash and cash equivalents-end of period	110,403	5,891	92,281	151,031	115,286
Supplemental disclosures of cash flow information:
Interest paid	91,577	138,622	179,427	196,339	179,766
Interest paid			179,427
Interest received	69	105	110	241	271
Income taxes (refunded) paid	2,998	1,933	1,981	(1,954)	6,998
Non-cash investing and financing activities:
New capital leases	2,030	1,549	1,548	11,240	13,587
Dividends payable	21,354
Pinnacle Foods Inc.
Cash flows from operating activities
Net cash provided by (used in) operating activities	0	0	0	0	0
Cash flows from investing activities
Intercompany accounts receivable/payable	0	0	0	0	0
Investment in subsidiaries		0
Intercompany loans				0
Repayments of intercompany loans			0	0	0
Capital expenditures	0	0	0	0	0
Sale of plant assets	0	0	0	0
Net cash (used in) provided by investing activities	0	0	0	0	0
Cash flows from financing activities
Equity contributions	0	0	0	0	0
Proceeds from bond offering					0
Parent reduction in investment in subsidiary	126	846	877	1,624	1,282
Repurchases of equity	(126)	(846)	(877)	(1,624)	(1,282)
Dividends paid	0
Proceeds from notes offering	0
Proceeds from bank term loans	0				0
Repayments of long-term obligations	0	0	0	0	0
Repurchase of notes	0	0	0
Proceeds from short-term borrowing	0	0	0	0	0
Repayments of short-term borrowing	0	0	0	0	0
Borrowings under revolving credit facility		0	0
Repayments of revolving credit facility		0	0
Intercompany accounts receivable/payable	0	0	0	0	0
Proceeds from Intercompany loans				0
Repayments of intercompany loans		0	0	0	0
Repayment of capital lease obligations	0	0	0	0	0
Debt acquisition costs	0	0	0	0	0
Repayment of notes receivable from officers					0
Other financing				0
Changes in bank overdrafts		0			0
Net cash (used in) provided by financing activities	0	0	0	0	0
Effect of exchange rate changes on cash	0	0	0	0	0
Net change in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents-beginning of period	0	0	0	0	0
Cash and cash equivalents-end of period	0	0	0	0	0
Supplemental disclosures of cash flow information:
Interest paid	0	0		0	0
Interest paid			0
Interest received	0	0	0	0	0
Income taxes (refunded) paid	0	0	0	0	0
Non-cash investing and financing activities:
New capital leases	0	0	0	0	0
Dividends payable	21,354
Pinnacle Foods Finance LLC
Cash flows from operating activities
Net cash provided by (used in) operating activities	(58,855)	(71,608)	(87,051)	(90,347)	(58,465)
Cash flows from investing activities
Intercompany accounts receivable/payable	123,197	196,332	100,589	(291,525)	16,986
Investment in subsidiaries		49,338
Intercompany loans				0
Repayments of intercompany loans			167,492	440,552	159,198
Capital expenditures	0	0	0	0	0
Sale of plant assets	0	0	0	0
Net cash (used in) provided by investing activities	123,197	245,670	268,081	149,027	176,184
Cash flows from financing activities
Equity contributions	624,193	842,625	842,625	558	626
Proceeds from bond offering					400,000
Parent reduction in investment in subsidiary	(126)	(846)	(877)	(1,624)	(1,282)
Repurchases of equity	0	0	0	0	0
Dividends paid	(20,831)
Proceeds from notes offering	350,000
Proceeds from bank term loans	1,625,925				442,300
Repayments of long-term obligations	(1,731,832)	(625,172)	(632,025)	(57,547)	(946,558)
Repurchase of notes	(899,180)	(373,255)	(373,255)
Proceeds from short-term borrowing	0	0	0	0	0
Repayments of short-term borrowing	0	0	0	0	0
Borrowings under revolving credit facility		5,000	40,000
Repayments of revolving credit facility		(5,000)	(40,000)
Intercompany accounts receivable/payable	0	0	0	0	0
Proceeds from Intercompany loans				0
Repayments of intercompany loans		0	0	0	0
Repayment of capital lease obligations	0	0	0	0	0
Debt acquisition costs	(12,491)	(17,414)	(17,498)	(67)	(13,370)
Repayment of notes receivable from officers					565
Other financing				0
Changes in bank overdrafts		0			0
Net cash (used in) provided by financing activities	(64,342)	(174,062)	(181,030)	(58,680)	(117,719)
Effect of exchange rate changes on cash	0	0	0	0	0
Net change in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents-beginning of period	0	0	0	0	0
Cash and cash equivalents-end of period	0	0	0	0	0
Supplemental disclosures of cash flow information:
Interest paid	90,143	136,975		194,644	178,530
Interest paid			177,296
Interest received	0	4	1	0	20
Income taxes (refunded) paid	0	0	0	0	0
Non-cash investing and financing activities:
New capital leases	0	0	0	0	0
Dividends payable	0
Guarantor Subsidiaries
Cash flows from operating activities
Net cash provided by (used in) operating activities	199,999	129,973	281,501	299,953	315,133
Cash flows from investing activities
Intercompany accounts receivable/payable	0	0	0	0	0
Investment in subsidiaries		0
Intercompany loans				(7,270)
Repayments of intercompany loans			0	0	0
Capital expenditures	(62,722)	(49,796)	(78,279)	(117,306)	(81,272)
Sale of plant assets	6,853	570	570	7,900
Net cash (used in) provided by investing activities	(55,869)	(49,226)	(77,709)	(116,676)	(81,272)
Cash flows from financing activities
Equity contributions	65	0	0	0	0
Proceeds from bond offering					0
Parent reduction in investment in subsidiary	0	0	0	0	0
Repurchases of equity	(65)	0	0	0	0
Dividends paid	0
Proceeds from notes offering	0
Proceeds from bank term loans	0				0
Repayments of long-term obligations	(239)	0	0	0	0
Repurchase of notes	0	0	0
Proceeds from short-term borrowing	2,408	1,216	4,294	3,070	3,409
Repayments of short-term borrowing	(3,481)	(2,364)	(3,864)	(2,954)	(3,049)
Borrowings under revolving credit facility		0	0
Repayments of revolving credit facility		0	0
Intercompany accounts receivable/payable	(123,197)	(196,332)	(100,589)	291,525	(16,986)
Proceeds from Intercompany loans				9,800
Repayments of intercompany loans		(49,338)	(167,492)	(440,552)	(159,198)
Repayment of capital lease obligations	(2,320)	(2,803)	(3,511)	(2,543)	(2,658)
Debt acquisition costs	0	0	0	(454)	0
Repayment of notes receivable from officers					0
Other financing				0
Changes in bank overdrafts		19,327			(14,304)
Net cash (used in) provided by financing activities	(126,829)	(230,294)	(271,162)	(142,108)	(192,786)
Effect of exchange rate changes on cash	0	0	0	0	0
Net change in cash and cash equivalents	17,301	(149,547)	(67,370)	41,169	41,075
Cash and cash equivalents-beginning of period	83,123	150,493	150,493	109,324	68,249
Cash and cash equivalents-end of period	100,424	946	83,123	150,493	109,324
Supplemental disclosures of cash flow information:
Interest paid	1,434	1,647		1,695	1,236
Interest paid			2,131
Interest received	44	101	109	240	251
Income taxes (refunded) paid	2,783	1,723	1,638	(2,849)	6,989
Non-cash investing and financing activities:
New capital leases	2,030	1,549	1,548	11,240	13,587
Dividends payable	0
Nonguarantor Subsidiaries
Cash flows from operating activities
Net cash provided by (used in) operating activities	583	4,019	8,403	(5,394)	310
Cash flows from investing activities
Intercompany accounts receivable/payable	0	0	0	0	0
Investment in subsidiaries		0
Intercompany loans				(9,800)
Repayments of intercompany loans				0	0
Capital expenditures	0	0	0	0	0
Sale of plant assets	0	0	0	0
Net cash (used in) provided by investing activities	0	0	0	(9,800)	0
Cash flows from financing activities
Equity contributions	0	0	0	0	0
Proceeds from bond offering					0
Parent reduction in investment in subsidiary	0	0	0	0	0
Repurchases of equity	0	0	0	0	0
Dividends paid	0
Proceeds from notes offering	0
Proceeds from bank term loans	0				0
Repayments of long-term obligations	0	0	0	0	0
Repurchase of notes	0	0	0
Proceeds from short-term borrowing	0	0	0	0	0
Repayments of short-term borrowing	0	0	0	0	0
Borrowings under revolving credit facility		0	0
Repayments of revolving credit facility		0	0
Intercompany accounts receivable/payable		0	0	0	0
Proceeds from Intercompany loans				7,270
Repayments of intercompany loans		0	0	0	0
Repayment of capital lease obligations	0	0	0	0	0
Debt acquisition costs	0	0	0	(200)	0
Repayment of notes receivable from officers					0
Other financing				2,730
Changes in bank overdrafts		0			0
Net cash (used in) provided by financing activities	0	0	0	9,800	0
Effect of exchange rate changes on cash	238	388	217	(30)	27
Net change in cash and cash equivalents	821	4,407	8,620	(5,424)	337
Cash and cash equivalents-beginning of period	9,158	538	538	5,962	5,625
Cash and cash equivalents-end of period	9,979	4,945	9,158	538	5,962
Supplemental disclosures of cash flow information:
Interest paid	0	0		0	0
Interest paid			0
Interest received	25	0	0	1	0
Income taxes (refunded) paid	215	210	343	895	9
Non-cash investing and financing activities:
New capital leases	0	0	0	0	0
Dividends payable	0
Eliminations and Reclassifications
Cash flows from operating activities
Net cash provided by (used in) operating activities	0	0	0	0	0
Cash flows from investing activities
Intercompany accounts receivable/payable	(123,197)	(196,332)	(100,589)	291,525	(16,986)
Investment in subsidiaries		(49,338)
Intercompany loans				17,070
Repayments of intercompany loans			(167,492)	(440,552)	(159,198)
Capital expenditures	0	0	0	0	0
Sale of plant assets	0	0	0	0
Net cash (used in) provided by investing activities	(123,197)	(245,670)	(268,081)	(131,957)	(176,184)
Cash flows from financing activities
Equity contributions	0	0	0	0	0
Proceeds from bond offering					0
Parent reduction in investment in subsidiary	0	0	0	0	0
Repurchases of equity	0	0	0	0	0
Dividends paid	0
Proceeds from notes offering	0
Proceeds from bank term loans	0				0
Repayments of long-term obligations	0	0	0	0	0
Repurchase of notes	0	0	0
Proceeds from short-term borrowing	0	0	0	0	0
Repayments of short-term borrowing	0	0	0	0	0
Borrowings under revolving credit facility		0	0
Repayments of revolving credit facility		0	0
Intercompany accounts receivable/payable	123,197	196,332	100,589	(291,525)	16,986
Proceeds from Intercompany loans				(17,070)
Repayments of intercompany loans		49,338	167,492	440,552	159,198
Repayment of capital lease obligations	0	0	0	0	0
Debt acquisition costs	0	0	0	0	0
Repayment of notes receivable from officers					0
Other financing				0
Changes in bank overdrafts		0			0
Net cash (used in) provided by financing activities	123,197	245,670	268,081	131,957	176,184
Effect of exchange rate changes on cash	0	0	0	0	0
Net change in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents-beginning of period	0	0	0	0	0
Cash and cash equivalents-end of period	0	0	0	0	0
Supplemental disclosures of cash flow information:
Interest paid	0	0		0	0
Interest paid			0
Interest received	0	0	0	0	0
Income taxes (refunded) paid	0	0	0	0	0
Non-cash investing and financing activities:
New capital leases	0	0	0	0	0
Dividends payable	$ 0